CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net income	$ 828.3	$ 797.5	$ 757.3
Cash flow hedges:
(Loss) gain on valuation of derivative financial instruments	(76.2)	5.1	(58.9)
Deferred income taxes	4.4	0.5	6.2
Defined benefit plans:
Re-measurement gain	22.8	6.4	77.3
Deferred income taxes	(6.0)	(1.7)	(20.5)
Other comprehensive (loss) income	(55.0)	10.3	4.1
Comprehensive income	773.3	807.8	761.4
Comprehensive income attributable to
Shareholder	$ 773.3	807.7	761.3
Non-controlling interests		$ 0.1	$ 0.1